TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current taxes	$ 203	$ 146	$ 612
Deferred taxes (benefit)	242	2,060	(562)
Write off of prepaid and withholding taxes	1,759	1,150
Income tax expense	$ 2,204	$ 3,356	$ 50